Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of financing receivables
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Retail	$10,023	$9,257
Wholesale	8,550	9,127
Other	89	73
Total	$18,662	$18,457

Schedule of maturities of financing receivables	Maturities of financing receivables as of December 31, 2021 are as follows:

Amount
(in millions)
2022	$11,243
2023	2,616
2024	1,991
2025	1,517
2026	884
2027 and thereafter	411
Total	$18,662

Schedule of aging of receivables
The aging of financing receivables as of December 31, 2021 and 2020 is as follows (in millions):

	2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Rest of World
2021					$598	$—	$598
2020					370	4	374
2019					174	1	175
2018					103	1	104
2017					47	—	47
Prior to 2017					5	—	5
Total	$14	$8	$22	$1,275	$1,297	$6	$1,303
Europe	$—	$—	$—	$70	$70	$—	$70
Total Retail	$28	$8	$36	$9,979	$10,015	$8	$10,023
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Rest of World	2	—	2	517	519	—	519
Europe	—	—	—	5,037	5,037	—	5,037
Total Wholesale	$2	$—	$2	$8,526	$8,528	$22	$8,550

	2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127

Schedule of allowance for credit loss
Allowance for credit losses activity for the three years ended December 31, 2021, 2020 and 2019 is as follows (in millions):

	December 31, 2021
	Retail	Wholesale
Opening balance	$381	$174
Provision	21	17
Charge-offs, net of recoveries	(47)	(10)
Foreign currency translation and other	(22)	(6)
Ending balance	$333	$175

At December 31, 2021, the allowance for credit losses included a reduction in retail reserves primarily due to the improved outlook for the agricultural industry and a reduced expected impact on credit conditions from the COVID-19 pandemic. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general and administrative expenses.
At December 31, 2020, the allowance for credit losses was based on the Company's expectation of deteriorating credit conditions related to the COVID-19 pandemic.
.

	December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending balance	$381	$174

	December 31, 2019
	Retail	Wholesale
Opening balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending balance	$299	$159

Schedule of carrying amount of restricted assets
At December 31, 2021 and 2020, the carrying amount of such restricted receivables included in financing receivables above are the following (in millions):

	2021	2020
Retail note and finance lease receivables	$6,916	$6,224
Wholesale receivables	5,624	7,011
Total	$12,540	$13,235